Leases - Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Contractual cash payments for the remaining lease term
2025	$ 116,250
Less implied interest	4,388
Total	$ 111,862
Operating Lease, Discount rate applied	8.47%
Remaining lease term (months)	10 months
Lease expense
Lease expense	$ 136,022	$ 136,022